RATE-REGULATED BUSINESSES (Tables)	12 Months Ended
Dec. 31, 2025
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Liabilities

at December 31	Remaining Recovery/ Settlement Period (years)	2025	2024
(millions of Canadian $)

Regulatory Assets
Deferred income taxes[1]	n/a	2,760	2,593
Operating and debt-service regulatory assets[2]	1	—	56
Foreign exchange on long-term debt[1,3]	1-4	23	39
Other	n/a	188	117
		2,971	2,805
Less: Current portion included in Other current assets (Note 7)		58	123
		2,913	2,682
Regulatory Liabilities
Pipeline abandonment trust balances[4]	n/a	3,143	2,686
Deferred income taxes – U.S. Tax Reform[5]	n/a	1,098	1,197
Canadian Mainline short-term adjustment and toll-stabilization accounts[6,7]	n/a	705	553
Cost of removal[8]	n/a	407	376
Canadian Mainline bridging amortization account[6]	5	268	322
Pensions and other post-retirement benefits[9]	n/a	266	122
Deferred income taxes[1]	n/a	195	188
Operating and debt-service regulatory liabilities[2]	1	134	50
ANR post-employment and retirement benefits other than pension[10]	n/a	43	45
Canadian Mainline long-term adjustment account[6,11]	1	37	74
Other	n/a	77	43
		6,373	5,656
Less: Current portion included in Accounts payable and other (Note 16)		532	353
		5,841	5,303
1These regulatory assets and liabilities are underpinned by non-cash transactions or are recovered without an allowance for return as approved by the regulator. Accordingly, these regulatory assets or liabilities are not included in rate base and do not yield a return on investment during the recovery period.
2Operating and debt-service regulatory assets and liabilities represent the accumulation of cost and revenue variances to be included in determination of rates in the following year.
3Foreign exchange on long-term debt of the NGTL System represents the variance resulting from revaluing foreign currency-denominated debt instruments to the current foreign exchange rate from the historical foreign exchange rate at the time of issue. Foreign exchange gains and losses realized when foreign debt matures or is redeemed early are expected to be recovered or refunded through the determination of future tolls.
4This balance represents the amounts collected in tolls from customers and is included in the LMCI restricted investments to fund future abandonment of the Company's CER-regulated pipeline facilities.
5The U.S. corporate income tax rate was reduced from 35 per cent to 21 per cent in 2017 as a result of H.R.1, the Tax Cuts and Jobs Act (U.S. Tax Reform). This U.S. regulated operations balance, where applicable, represents established regulatory liabilities driven by 2018 FERC prescribed changes related to U.S. Tax Reform being amortized over varying terms that approximate the expected reversal of the underlying deferred tax liabilities that gave rise to the regulatory liabilities.
6These regulatory accounts are used to capture revenue and cost variances plus toll-stabilization adjustments during the 2015-2030 settlement term.
7Under the terms of the 2021-2026 Mainline Settlement, a portion of the STAA account commenced amortization in 2023 and the remainder commenced amortization in 2024, as predetermined thresholds were met, over the terms outlined per the settlement agreement.
8This balance represents anticipated costs of removal that have been, and continue to be, included in depreciation rates and collected in the service rates of certain rate-regulated operations for future costs to be incurred.
9These balances represent the regulatory offset to pension plan and other post-retirement benefit obligations to the extent the amounts are expected to be collected from or refunded to customers in future rates.
10This balance represents the amount ANR estimates it would be required to refund to its customers for post-retirement and post-employment benefit amounts collected through its FERC-approved rates that have not been used to pay benefits to its employees. Pursuant to a FERC-approved rate settlement, the $43 million (US$32 million) balance at December 31, 2025 is subject to resolution through future regulatory proceedings and, accordingly, a settlement period cannot be determined at this time.
11Under the terms of the 2021-2026 Mainline Settlement, $223 million is amortized over the six-year settlement term.